Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by the Chief Executive Officer (“CEO”)	Purchase and operating leases
Longliqi International (NIG) Limited	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich Goalbridge Company Limited	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich America Int’l, Inc.	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich Bioscience (M) Berhad	Controlled by the Chief Executive Officer (“CEO”)	Sales

Due to related parties:

The balance in due to related parties account amounted to $134,381 and $1,240,008 as of December 31, 2021 and 2020, respectively. These dues to related parties, subsidiaries of Longrich Group, are typically short-term in nature, interest-free and due upon demand.

Related party lease:

As of December 31, 2021, the Company had eight leases from its related party, subsidiaries of Longrich Group, controlled by the Chairman and CEO of the Company, who also is a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 14 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $73,876,430, $82,551,615 and $50,190,032 for the years ended December 31, 2021, 2020 and 2019, respectively.

Related party sales:

The Company made sales to related parties controlled by the Chairman, CEO, a major shareholder of the Company, in the amount of $1,521,566, $1,522,546 and $nil for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company had accounts receivable of $480,111 and $682,315 related to these sales.

Long-term investment in a related party

On July 27, 2021, Shanghai Juhao, a variable interest entity of Jowell Global entered into a Capital Increase Agreement (the “Agreement”) with Suzhou Industrial Park Hongrun Rural Small Amount Loan Co., Ltd. (“Hongrun”) and its shareholders identified on the signature pages thereto. Pursuant to the Agreement, Shanghai Juhao contributed RMB 30 million (approximately $4.6 million) to Hongrun (the “Investment”) for 18.96% equity interest of Hongrun. Mr. Zhiwei Xu, the Chairman of the Board of Directors and Chief Executive Officer of the Company is also the Chairman of the Board of Directors of Hongrun. Jiangsu Longrich Group Co., Ltd., the largest shareholder of Hongrun is also a related party of the Company. See Note 9 in for more details.